Form N-1A Cover	Jun. 16, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FEDERATED HERMES ADVISER SERIES
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 16, 2026
Prospectus Date	Dec. 31, 2025